[Letterhead of AIG Life Insurance Company]



March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          AIG Life Insurance Company
             Variable Account I
             File Nos. 33-16708, 33-39171 and 33-58504

Ladies and Gentlemen:

Please note that the filing fee has been submitted under Registration Number 33-39171.

Sincerely,
/s/ Edward Bacon

Edward Bacon
Director Variable Products Accounting

                   [Letterhead of AIG Life Insurance Company]

March 17, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      AIG Life Insurance Company
         Variable Account I
         File Nos. 33-16708, 33-39171 and 33-58504

Ladies and Gentlemen:

I am General Counsel AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account I (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non-assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-16708, 33-39171 and 33-58504.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.

Sincerely,

/s/Kenneth D. Walma

Kenneth D. Walma
Vice President and General Counsel

                               Rule 24f-2 Notice
                                      For

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                   FILE NOS. 33-16708; 33-39171 AND 33-58504


Fiscal period for which notice is filed                                                             12/31/99

Securities registered and unsold at the beginning of the fiscal year                                       0

Securities registered during this year other than pursuant to Rule 24f-2                                   0

Sale price of accumulation units sold during fiscal year ending December 31,
1999                                                                                           $ 786,231,946

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1999                                                                              $ 786,231,946

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1999                                                                              $ 247,032,945

Total amount upon which fee calculation is based                                               $ 539,199,001

Fee submitted (.000264)                                                                        $     142,349

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                                 BY JOHN OEHMKE

                                /s/ John Oehmke

                                   JOHN OEHMKE
                   VICE PRESIDENT AND CHIEF FINANCIAL OFFICER